Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,048,750
Previously Paid Amount	0.00
Total Fee Amount	559.13
Total Offset Amount	0.00
Net Fee	559.13
Narrative - Max Aggregate Offering Price	$ 4,048,750
Final Prospectus	true